Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 41,524	$ 16,935
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	222	170
Depreciation expense	19,372	17,572
Amortization of intangibles	3,604	4,060
Amortization of grants	(116)	(57)
Share compensation expense	5,466	5,853
Deferred taxes	(1,892)	(5,702)
Changes in assets and liabilities:
Increase in accounts receivable	(12,853)	(29,435)
(Increase)/decrease in unbilled revenue	(25,222)	12,245
(Increase) /decrease in other receivables	(3,070)	1,299
(Increase)/decrease in prepayments and other current assets	(4,872)	2,814
Increase in other non current assets	(850)	(517)
Increase in payments on account	52,615	45,871
Increase/(decrease) in other current liabilities	6,134	(3,129)
Increase/(decrease) in other non-current liabilities	366	(52)
(Decrease)/increase in income taxes payable	(5,608)	1,371
Increase in accounts payable	5,397	2,868
Net cash provided by operating activities	80,217	72,166
Cash flows from investing activities:
Purchase of property, plant and equipment	(17,206)	(15,785)
Purchase of subsidiary undertakings	(78,661)	(51,563)
Cash acquired with subsidiary undertakings	1,039	2,899
Purchase of short term investments	(71,227)	(63,492)
Sale of short term investments	63,826	45,688
Change in restricted cash, net	(2,250)
Net cash used in investing activities	(104,479)	(82,253)
Cash flows from financing activities:
Proceeds from exercise of share options	10,548	3,143
Share issuance costs	(59)	(14)
Tax benefit from the exercise of share options	193	940
Repurchase of ordinary shares		(15,605)
Share repurchase costs		(190)
Drawdown of bank credit lines and loan facilities		20,000
Repayment of bank credit lines and loan facilities		(20,000)
Net cash provided by financing activities	10,682	(11,726)
Effect of exchange rate movements on cash	(2,200)	(2,502)
Net decrease in cash and cash equivalents	(15,780)	(24,315)
Cash and cash equivalents at beginning of period	114,047	119,237
Cash and cash equivalents at end of period	$ 98,267	$ 94,922